Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Prepaid expenses	€ 10,450	€ 3,781
Value added tax receivables	1,031	915
Grant receivable	0	762
Other assets	2,357	950
Total	€ 13,838	€ 6,408